Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,901	$ 1,010
FVOCI securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	947	479
Amortized cost securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 954	$ 531